SUPPLEMENTAL NON-CASH TRANSACTIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Fair value of warrants issued as debt discount and financing costs	$ 2,192	$ 1,222
Disposition of oil and gas assets for elimination of accrued expense for drilling	0	5,198
Convertible Notes and Accrued Interest [Member]
Common stock issued for convertible debt	14,872	0
Brushy's Common Stock [Member]
Conversion of Stock, Amount Issued	7,111	0
Series A Preferred Stock [Member]
Conversion of Stock, Amount Issued	7,682	0
Series B Preferred Stock [Member]
Conversion of Stock, Amount Issued	3,230	0
Warrants issued for fees associated with Series B Preferred Stock issuance	1,590	0
Warrants issued for Series B Preferred Stock issuance and recorded as a deemed dividend	$ 7,879	$ 0